Finance Assets, Net (Schedule Of Allowance For Losses On Finance Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finance Assets, Net [Abstract]
Balance at beginning of year			$ 202	$ 266	$ 304
Increase to allowance	60	(35)	25		15
Amounts written-off				(64)	(53)
Balance at end of year	$ 227		$ 227	$ 202	$ 266